Document and Entity Information	Jun. 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This current report on Form 8-K/A is filed as an amendment (this “Amendment”) to the Current Report on Form 8-K filed by Impinj, Inc. (the “Company”) dated June 10, 2022 (the “Original Report”). The Company filed the Original Report to disclose the results of the matters submitted to a vote by the Company’s stockholders at the annual meeting of stockholders held on June 9, 2022 (the “2022 Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision regarding how frequently the Company will submit future advisory votes on the compensation of the Company’s named executive officers (“say-on-pay proposals”) to its stockholders until the next required advisory vote regarding the frequency of future say-on-pay proposals.
Document Period End Date	Jun. 09, 2022
Entity Registrant Name	Impinj, Inc.
Entity Central Index Key	0001114995
Entity Incorporation, State or Country Code	DE
Entity Address, State or Province	WA
Entity File Number	001-37824
Entity Tax Identification Number	91-2041398
Entity Address, Address Line One	400 Fairview Avenue North
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98109
City Area Code	206
Local Phone Number	517-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false